Shareholder Fees - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO	Jan. 28, 2023 USD ($)
FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO | Fidelity New Jersey Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none